Intangible assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Apr. 02, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 135.1	$ 135.1
Intangible assets with finite lives
Disclosure of detailed information about intangible assets [line items]
Intangible assets	18.3	19.3
Intangible assets with indefinite lives: | Brand name
Disclosure of detailed information about intangible assets [line items]
Intangible assets	116.5	115.5
Intangible assets with indefinite lives: | Domain name
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 0.3	$ 0.3